Net Loss Per Share	3 Months Ended
Apr. 30, 2022
Net Loss Per Share

(15) Net Loss Per Share

Basic earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of outstanding restricted stock-based awards, stock options, and shares issuable under the employee stock purchase plan using the treasury stock method.

The following tables set forth the computation of basic and diluted earnings per share (in thousands, except number of shares and per share data):

	Successor	Predecessor (SLH)

	Three Months	Three Months
	Ended April, 30	Ended April, 30
	2022	2021
(Loss) income from continuing operations	$(23,027)	(35,909)
Income (loss) from discontinued operations, net of tax	1,384	(1,496)
Net (loss) income	$(21,643)	$(37,405)

Weighted average common shares outstanding:
Class A and B – Basic and Diluted (Predecessor (SLH))	*	4,000
Ordinary – Basic and Diluted (Successor)	142,209	*

Net loss per share:
Class A and B – Basic and Diluted (Predecessor (SLH)) - Continuing operations	*	(8.98)
Class A and B – Basic and Diluted (Predecessor (SLH)) - Discontinued operations	*	(0.37)
Class A and B – Basic and Diluted (Predecessor (SLH))	*	$(9.35)
Ordinary – Basic and Diluted (Successor) - Continuing operations	(0.16)	*
Ordinary – Basic and Diluted (Successor) - Discontinued operations	0.01	*
Ordinary – Basic and Diluted (Successor)	$(0.15)	*

*    Not Applicable

Warrants to purchase 705,882 common shares have been excluded from the Predecessor (SLH) period since, for periods of losses, the impact would be anti-dilutive and, for periods of income, no shares would be added to diluted earnings per share under the treasury stock method as the strike price of these awards are above the fair market value of underlying shares for all periods presented.

During the three months ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)), the Company incurred net losses and, therefore, the effect of the Company’s potentially dilutive securities was not included in the calculation of diluted loss per share as the effect would be anti-dilutive. The following table contains share/unit totals with a potentially dilutive impact (in thousands):

	Successor	Predecessor (SLH)

Warrants to purchase common shares	61,967	706
Stock Options	2,826	—
RSUs	9,995	—
Total	74,788	706